SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2011
SHARE BASED PAYMENTS
15.	SHARE BASED PAYMENTS

2007 Stock incentive plan

On July 2, 2007, the Board of Directors adopted the 2007 share incentive plan (the "2007 Option Plan") , which allows the Group to grant options to its employees and directors to purchase up to 12,000,000 ordinary shares of the Company subject to vesting requirement. On July 2, 2007, the Group awarded options to the Company's four senior executives (the "Senior Executive Options") and certain other officers and employees (the " Employee Options") to purchase an aggregate of 4,600,000 and 3,125,000 ordinary shares of the Company, respectively, with a contract life of 10 years, at an exercise price of $2.00 per share. One twelfth of the Senior Executive Options vests each quarter until July 2, 2010.

On July 20, 2007, the Board of Directors decided to remove the vesting clause that the vesting of the Employee Options is subject to management's determination on whether the grantee passes the evaluation of the performance of each vesting period. After this modification, the vesting of these Employee Options is only subject to services and one twelfth of the Employee Options vest each quarter until July 20, 2010. Therefore, July 20, 2007 was treated as the grant date of the Employee Options.

On July 20, 2007, the Board of Directors also granted options to certain consultants (the "Consultant Options") to purchase an aggregate of 340,000 ordinary shares of the Company at an exercise price of $2.00 per share. The contract life is 10 years. The Consultant Options have the same vesting schedule with the Employee Options.

On November 29, 2007, the Board of Directors granted options to the Group's non-employee directors, employees and consultants to purchase an aggregate of 2,330,000 ordinary shares of the Company, at an exercise price of $8.50 per share. The contract life is 5 years. One twelfth of these options vests each quarter until November 29, 2010.

On December 10, 2008, the Board of Directors approved the adjustment of the exercise prices of the stock options which were granted on November 29, 2007 from $8.50 per share to $2.98 per share. The fair value of the options on December 10, 2008, the modification date, was $1.38 per option calculated using the Black-Scholes model based on the closing market price of the ordinary shares of the Company on the date. The incremental compensation cost of the re-priced options was $1,727, of which $626 was recognized as share based compensation expense for the year ended December 31, 2008.

On December 29, 2008, the Board of Directors amended 2007 Option Plan to allow the Group to grant options to its employees and directors to purchase up to 17,000,000 ordinary shares.

On July 10, 2009, the Board of Directors granted options to the Group's non-employee directors, employees and consultants to purchase an aggregate of 5,434,500 ordinary shares of the Company, at an exercise price of $2.69 per share. The contractual term of the option is of 5 years. One twelfth of these options will vest each quarter until July 10, 2012.

On June 30, 2010, the Board of Directors approved the adjustment of the exercise prices of all stock options which were granted on July 2, 2007, July 20, 2007, November 29, 2007 and July 10, 2009 from $2.00, $2.00, $2.98 and $2.69 per share, respectively, to $1.57 per share. The fair value of the options on June 30, 2010, the modification date, was $0.47, $0.47, $0.51, $0.70 per option, respectively, calculated using the Black-Scholes model based on the closing market price of the ordinary shares of the Company on the date. The incremental compensation cost of the re- priced options was $2,666, of which $2,018 was recognized as share based compensation for the year ended December 31, 2010.

2011 Share incentive plan

On March 18, 2011, the Board of Directors adopted 2011 Share Incentive Plan (the "2011 Option Plan"), which allows the Group to grant options to its employees and directors to purchase up to 2,000,000 ordinary shares of the Company subject to vesting requirement.

On March 22, 2011, the Board of Directors granted options to Group's employees to purchase an aggregate of 2,180,000 ordinary shares of the Company under 2007 Option Plan and 2011 Option Plan, at an exercise price of $2.3 per share. The contractual term of the option is of 5 or 10 years. One twelfth of these options will vest each quarter until March 22, 2014. Subsequently on June 7, 2011, the Board of Directors approved to adjust the exercise price of these stock options to $1.57 per share. The fair value of these options at the modification date was $0.75 per option, calculated using the Black-Scholes model based on the closing market price of the ordinary shares of the Company on the date. The incremental compensation cost of the re-priced options was $314, of which $82 was recognized as share based compensation expense for the year ended December 31, 2011.

On August 23, 2011, the Board of Directors approved the adjustment of the exercise price of certain stock options that were granted on July 2, 2007, July 20, 2007, November 29, 2007, July 10, 2009 and March 22, 2011, which were subsequently modified, from $1.57 per share to $1.15 per share. The fair value of the options on the modification date was $0.21, $0.22, $0.26, $0.39 and $0.53 per share, respectively, calculated using the Black-Scholes model based on the closing market price of the ordinary shares of the Company on the date. The incremental compensation cost of the re-priced options was $1,259, of which $1,046 was recognized as share based compensation expense for the year ended December 31, 2011.

The following summary of stock option activity under the 2007 Option Plan as of December 31, 2010 and 2011, reflective of all modifications that occurred during those respective years, is presented below:

	2010		2011
		Weighted average		Weighted average
	Number of	exercise price	Number of	exercise price
	options	per option	options	per option

Outstanding at beginning of the year	14,555,340	$2.40	13,740,480	$1.57
Granted	-	-	2,180,000	2.30
Exercised	(730,774)	1.59	(138,416)	1.54
Forfeited	(84,086)	1.96	(343,342)	1.56

Outstanding at end of the year	13,740,480	1.57	15,438,722	1.26
Shares vested and exercisable at end of year	10,570,355	1.57	12,492,154	1.27

The following table summarizes information with respect to stock options outstanding as of December 31, 2011:

		Options outstanding				Options vested and exercisable
		Weighted	Weighted	Aggregate		Weighted	Weighted	Aggregate
		average	average	intrinsic		average	average	intrinsic
		remaining	exercise	value as of	Number	remaining	exercise	value as of
	Number	contractual	price per	December 31,	vested and	contractual	price per	December 31,
	outstanding	life	option	2011	exercisable	life	option	2011
		(years)				(years)

Options	15,438,722	4.44	$1.26	$8,568	12,492,154	4.13	$1.27	$6,808

The weighted average grant date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $1.44, nil, and $1.40, respectively. The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 was $1,065, $1,416 and $54, respectively. The total fair value of options vested during the years ended December 31, 2009, 2010 and 2011 was $5,766, $6,344 and $3,664, respectively.

The fair value of each option granted was estimated on the date of grant/modification using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable period.

	For the years ended December 31,
	2009	2010	2011

Risk-free interest rate of return	2.40%	2.03%-2.58%	0.00%-0.79%
Expected term	3.31 years	1.0-2.4 years	0.4-3.1 years
Volatility	77.09%	73.48%-113.84%	70.64%-70.74%
Dividend yield	-	-	-

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company's ordinary shares and listed shares of comparable companies over a period comparable to the expected term of the options. From March 2011, the volatility was estimated based on the historical volatility of the Company's share price as the Company has accumulated sufficient history of stock price for a period comparable to the expected term of the options.

(2)	Risk-free rate

Risk-free rate is based on yield of US treasury bill as of valuation date with maturity date close to the expected term of the options.

(3)	Expected term

The expected term is estimated by averaging the original contractual term and the vesting term.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options. The Group has no plan to pay any dividend in the foreseeable future. Therefore, the Group considers the dividend yield to be zero.

(5)	Exercise price

The exercise price of the options was determined by the Group's Board of Directors.

(6)	Fair value of underlying ordinary shares

The closing market price of the ordinary shares of the Company as of the grant/modification date was used as the fair value of the ordinary shares on that date.

The Group recorded share-based compensation of $5,766, $7,971 and $4,614 for the years ended December 31, 2009, 2010 and 2011, respectively.

There was $3,928 of total unrecognized compensation expense related to unvested share options granted as of December 31, 2011. The expense is expected to be recognized over a weighted-average period of 1.47 years on a straight-line basis.